Schedule of related party and relationship (Details)	12 Months Ended
Mar. 31, 2024
Bin Fu [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Co-Chief Executive Office of the Company	[1]
Xuejun Ji [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Shareholder
Medical Star [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Joint venture
Fujian Fishery [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Miniority Owned Subsidiary of the Company
Xiaofeng Gao [Member]
Related Party Transaction [Line Items]
Related party relationship with entity	Chairman of the Board of Directors and Co-Chief Executive Officer, 25.97% beneficial owner of the Company	[1]

[1]	On September 6, 2023, Mr. Xiaofeng Gao resigned as the Co-Chief Executive Officer of the Company and Mr. Fu has become the sole Chief Executive Officer of the Company.